UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-05542

          BlackRock Income Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Income Trust, Inc.

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BlackRock Income Trust Inc. (BKT)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—116.9%
			Mortgage Pass-Through Securities—27.4%
			Federal Home Loan Mortgage Corp.,
	$ 996	[2]	4.149%, 1/01/35	$ 984,567
	1,042	[2]	4.96%, 10/01/34	1,012,412
	10,092		5.50%, 10/01/16-5/01/17	10,007,450
	30	[2]	6.01%, 11/01/17	29,902
	72		6.50%, 5/01/29-5/01/30	73,786
	5		7.50%, 2/01/23	4,727
	48		8.00%, 11/01/15	48,217
	4		8.50%, 10/01/06-3/01/08	3,458
	167		9.00%, 9/01/20	179,167
			Federal National Mortgage Assoc.,
	24,763		5.00%, 6/01/33-7/01/35	23,521,937
	35,037		5.50%, 12/01/13-8/01/34	34,452,793
	9,848	[3]	5.50%, 9/01/17	9,769,651
	3,899		6.00%, 11/01/31-10/01/32	3,888,948
	2,870		6.50%, 2/01/26-5/01/31	2,915,655
	4,820		7.00%, 6/01/26-1/01/32	4,953,157
	4		7.50%, 2/01/22-9/01/23	4,241
	167		8.00%, 5/01/08-5/01/22	169,957
	4		9.50%, 1/01/19-9/01/19	4,578
	3,500		TBA, 6.00%, 8/14/36	3,477,033
	15,200		TBA, 6.50%, 8/14/36	15,375,742
			Government National Mortgage Assoc.,
	70		7.00%, 10/15/17	72,111
	473		7.50%, 8/15/21-12/15/23	490,161
	245		8.00%, 10/15/22-2/15/29	261,276
	32		9.00%, 6/15/18-9/15/21	35,140

			Total Mortgage Pass-Through Securities	111,736,066

			Federal Housing Administration Securities—2.1%
	408		GMAC Colonial, 7.40%, 12/01/22	406,482
			GMAC Projects,
	300		Ser. 51, 7.43%, 2/01/23	298,904
	681		Ser. 56, 7.43%, 11/01/22	678,915
	52		Merrill Projects, Ser. 54, 7.43%, 5/15/23	51,526
	812		Reilly Project, Ser. 41, 8.28%, 3/01/20	804,516
			USGI Projects,
	111		Ser. 87, 7.43%, 12/01/22	110,506
	344		Ser. 99,7.43%, 10/01/23	343,080
	5,722		Ser. 6094, 7.43%, 6/01/21	5,707,934

			Total Federal Housing Administration Securities	8,401,863

			Inverse Floating Rate Mortgage Securities—2.5%
			Federal Home Loan Mortgage Corp.,
	41	[2]	Ser. 1160, Class F, 17.319%, 10/15/21	40,879
	289	[2,3]	Ser. 1616, Class SB, 8.50%, 11/15/08	287,516
	916	[2]	Ser. 1688, Class S, 8.709%, 12/15/13	914,818
			Federal National Mortgage Assoc.,
	46	[2]	Ser. 7, Class S, 534.783%, 3/25/21	5,454
	68	[2]	Ser. 17, Class S, 525.547%, 6/25/21	7,584
	86	[2]	Ser. 38, Class SA, 10.186%, 4/25/21	90,147
	22	[2]	Ser. 46, Class S, 1280.969%, 5/25/21	3,721
	27	[2]	Ser. 49, Class S, 472.55%, 12/25/21	2,853
	391	[2]	Ser. 72, Class S, 8.75%, 5/25/08	388,710
	7,177	[2]	Ser. 73, Class DS, 3.549%, 8/25/35	5,715,778
	161	[2]	Ser. 87, Class S, 12.356%, 8/25/21	184,650
	161	[2]	Ser. 93, Class S, 8.50%, 5/25/08	162,790
	55	[2]	Ser. 170, Class SC, 9.00%, 9/25/08	55,548
	767	[2]	Ser. 196, Class SC, 7.354%, 10/25/08	759,762
	308	[2]	Ser. 214, Class SH, 4.194%, 12/25/08	294,812
	1,141	[2]	Ser. 247, Class SN, 10.00%, 12/25/23	1,141,509

BlackRock Income Trust Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Inverse Floating Rate Mortgage Securities—(cont’d)
AAA	$ 185	[2]	Kidder Peabody Acceptance Corp., Ser. 1, Class A6, 6.621%, 8/25/23	$ 179,363

			Total Inverse Floating Rate Mortgage Securities	10,235,894

			Interest Only Asset-Backed Securities—0.7%
AAA	2,589	[2,4]	Morgan Stanley Capital Trust I, Ser. HF1, Class X, 1.752%, 6/15/17	15,350
			Sterling Coofs Trust,
NR	30,678		Ser. 1, 2.362%, 4/15/29	1,533,918
NR	23,577		Ser. 2, 2.081%, 3/30/30	1,473,590

			Total Interest Only Asset-Backed Securities	3,022,858

			Interest Only Mortgage-Backed Securities—11.2%
AAA	2,553		ABN Amro Mortgage Corp., Ser. 4, Class A2, 5.50%, 3/25/33	41,890
Aaa	81,369	[2]	Commercial Mortgage Acceptance Corp., Ser. ML1, 0.851%, 11/15/17	1,321,857
AAA	19,482	[2,4]	Credit Suisse First Boston Mortgage Securities Corp., Ser. C1, Class AX, 1.532%, 6/20/29	557,058
AAA	177,030	[2]	CWALT, Inc., Ser. 79CB, Class A2, Zero Coupon, 1/25/36	663,862
			Federal Home Loan Mortgage Corp.,
	5,370	[2]	Ser. 60, Class HS, 0.563%, 4/25/24	11,332
	7		Ser. 176, Class M, 1010.00%, 7/15/21	89
	33		Ser. 200, Class R, 98500.338%, 12/15/22	367
	2,157		Ser. 204, 6.00%, 5/01/29	527,833
	19	[2]	Ser. 1043, Class H, 20.813%, 2/15/21	20,299
	2	[2]	Ser. 1054, Class I, 413.56%, 3/15/21	336
	18		Ser. 1056, Class KD, 1084.50%, 3/15/21	2,211
	60	[2]	Ser. 1148, Class E, 563.074%, 10/15/21	958
	15		Ser. 1179, Class O, 10.09%, 11/15/21	255
	2		Ser. 1221, Class H, 1006.50%, 3/15/07	44
	346		Ser. 1706, Class IA, 7.00%, 10/15/23	16,339
	113		Ser. 1720, Class PK, 7.50%, 1/15/24	6,795
	4,364		Ser. 1914, Class PC, 0.75%, 12/15/11	49,870
	80	[2]	Ser. 2002, Class HJ, 3.00%, 10/15/08	92
	1,017	[2]	Ser. 2296, Class SA, 2.381%, 3/15/16	40,887
	579	[2]	Ser. 2444, Class ST, 2.601%, 9/15/29	26,239
	375		Ser. 2513, Class BI, 5.50%, 12/15/15	10,416
	1,752		Ser. 2542, Class MX, 5.50%, 5/15/22	282,132
	109		Ser. 2543, Class IM, 5.00%, 9/15/12	130
	3,412		Ser. 2545, Class NI, 5.50%, 3/15/22	454,006
	4,032	[2]	Ser. 2559, 0.923%, 8/15/30	16,382
	5,674		Ser. 2561, Class EW, 5.00%, 9/15/16	558,395
	12,625		Ser. 2611, Class QI, 5.50%, 9/15/32	2,296,921
	7,462		Ser. 2633, Class PI, 4.50%, 3/15/12	196,264
	4,136		Ser. 2653, Class MI, 5.00%, 4/15/26	528,891
	6,963		Ser. 2658, Class PI, 4.50%, 6/15/13	376,231
	5,662		Ser. 2672, Class TQ, 5.00%, 3/15/23	293,149
	4,047		Ser. 2676, Class JI, 5.50%, 8/15/13	80,804
	3,633		Ser. 2687, Class IL, 5.00%, 9/15/18	503,275
	10,509		Ser. 2687, Class IQ, 5.50%, 9/15/22	357,618
	6,533		Ser. 2693, Class IB, 4.50%, 6/15/13	375,544
	3,285		Ser. 2694, Class LI, 4.50%, 7/15/19	368,153
	6,040		Ser. 2773, Class OX, 5.00%, 2/15/18	784,427
	13,747	[2]	Ser. 2779, Class YS, 1.781%, 1/15/33	629,946
	19,426	[2]	Ser. 2780, Class SM, 0.631%, 4/15/34	255,129
	8,077		Ser. 2786, Class PI, 4.50%, 10/15/10	147,453
	6,727		Ser. 2825, Class NI, 5.50%, 3/15/30	1,720,892
	39,659	[2]	Ser. 2990, Class WR, 1.26%, 6/15/35	1,542,544
	110,599	[2]	Ser. 3122, Class IS, 1.331%, 3/15/36	5,218,878
			Federal National Mortgage Assoc.,
	264		Ser. 5, Class H, 9.00%, 1/25/22	45,904
	15		Ser. 7, Class 2, 8.50%, 4/01/17	3,229
	5,139		Ser. 9, Class BI, 5.50%, 10/25/22	740,215
	127	[2]	Ser. 10, Class S, 517.50%, 5/25/21	13,932
	69		Ser. 12, Class C, 10.169%, 2/25/22	13,472
	108	[2]	Ser. 12, Class S, 546.303%, 5/25/21	11,640
	7,246		Ser. 13, Class IG, 5.00%, 10/25/22	395,451
	7,225		Ser. 16, Class PI, 5.00%, 11/25/12	221,287
	88		Ser. 33, Class PV, 1078.42%, 10/25/21	25,044

BlackRock Income Trust Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Interest Only Mortgage-Backed Securities—(cont’d)
	$ 1,954	[2]	Ser. 33, Class SG, 2.694%, 3/25/09	$ 48,945
	56,220	[2]	Ser. 36, Class SP, 1.315%, 5/25/36	3,255,137
	6		Ser. 38, Class N, 1008.50%, 4/25/21	672
	2,117		Ser. 43, Class LC, 6.00%, 3/25/34	387,694
	68		Ser. 50, Class G, 1158.628%, 12/25/21	9,833
	886	[2]	Ser. 50, Class SI, 1.20%, 4/25/23	28,608
	7,372		Ser. 51, Class IE, 5.50%, 4/25/26	359,867
	6,044		Ser. 55, Class GI, 5.00%, 7/25/19	727,257
	4,826	[2]	Ser. 59, Class S, 5.21%, 10/25/22	607,718
	753	[2]	Ser. 60, Class SB, 1.60%, 10/25/22	24,639
	592		Ser. 62, Class IC, 5.50%, 7/25/15	22,518
	6,407		Ser. 66, Class CI, 5.00%, 7/25/33	1,199,245
	2,822	[2]	Ser. 68, Class SC, 2.694%, 1/25/24	116,455
	5,207		Ser. 71, Class EI, 5.50%, 8/25/33	1,023,454
	17,438	[2]	Ser. 73, Class ST, 0.745%, 8/25/35	298,923
	526		Ser. 82, Class IR, 5.00%, 9/25/12	3,186
	10,961		Ser. 88, Class TI, 4.50%, 11/25/13	528,703
	27		Ser. 89, Class 2, 8.00%, 6/01/18	5,769
	38,104	[2]	Ser. 90, Class JH, 1.315%, 11/25/34	1,329,979
	15,972		Ser. 90, Class M, 6.00%, 1/25/28	2,817,997
	9		Ser. 94, Class 2, 9.50%, 8/01/21	2,167
	34		Ser. 99, Class L, 930.00%, 8/25/21	5,641
	728		Ser. 122, Class IA, 4.00%, 9/25/09	3,483
	3,741		Ser. 122, Class IC, 5.00%, 9/25/18	557,227
	5		Ser. 123, Class M, 1009.50%, 10/25/20	967
	38	[2]	Ser. 136, Class S, 14.684%, 11/25/20	44,477
	58		Ser. 139, Class PT, 648.35%, 10/25/21	7,360
	7	[2]	Ser. 141, Class SA, 13.375%, 8/25/07	371
	2,751	[2]	Ser. 199, Class SB, 2.094%, 10/25/23	116,988
	768		Ser. W4, 6.50%, 12/25/28	173,942
AAA	113		First Boston Mortgage Securities Corp., Ser. C, Class I, 10.965%, 4/25/17	18,664
			First Horizon Alternative Mortgage Securities,
AAA	90,166	[2]	Ser. FA7, Class 1A7, Zero Coupon, 10/25/35	338,123
AAA	226,688	[2]	Ser. FA9, Class A2, Zero Coupon, 12/25/35	708,399
AAA	20,694	[2]	General Motors Acceptance Corp., Commercial Mortgage Securities, Inc., Ser. C1, Class X, 1.501%, 7/15/27	564,245
AAA	10,528	[2,4]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 1.005%, 2/19/25	220,487
			Government National Mortgage Assoc.,
	2,264		Ser. 39, Class ID, 5.00%, 5/20/33	511,584
	2,711		Ser. 58, Class IT, 5.50%, 7/20/33	325,465
	9,210		Ser. 75, Class IJ, 5.50%, 7/20/25	385,404
	21,723	[2]	Ser. 89, Classl SA, 0.531%, 10/16/33	266,783
Aaa	92		Kidder Peabody Acceptance Corp., Ser. B, Class A2, 9.50%, 4/22/18	19,342
AAA	33,233		MASTR Adjustable Rate Mortgages Trust, Ser. 3, Class 3AX, 0.977%, 4/25/34	815,107
AAA	1,827		MASTR Alternative Loan Trust, Ser. 9, Class 15X2, 6.00%, 1/25/19	233,638
AAA	86	[2]	MLCC Mortgage Investors Inc., Ser. A, Class XA, 0.833%, 3/25/28	3,183
AAA	2,186		Morgan Stanley Capital Trust I, Ser. 3, Class 1AX, 5.00%, 5/25/19	253,813
AAA	194,500	[2]	Residential Accredit Loans, Inc., Ser. QS16, Class A2, Zero Coupon, 11/25/35	303,906
AAA	125,450	[2]	Sequoia Mortgage Trust, Ser. 2, Class XA, 0.758%, 3/20/35	784,060
NR	11,003	[5]	Small Business Administration, Ser. 1, 1.381%, 4/01/15	1
			Structured Adjustable Rate Mortgage Loan Trust,
AAA	21,872	[2]	Ser. 2, Class 4AX, 5.50%, 3/25/36	3,390,201
AAA	5,819		Ser. 20, Class 3AX, 5.50%, 10/25/35	951,455
NA	107,817	[2]	Vendee Mortgage Trust, Ser. 2, Class 1, 0.053%, 5/15/29	249,358

			Total Interest Only Mortgage-Backed Securities	45,808,807

			Principal Only Mortgage-Backed Securities—5.9%
			Countrywide Home Loans, Inc.,
AAA	6,288	[6]	Ser. 26, 4.944%, 8/25/33	4,648,123
AAA	1,171	[6]	Ser. J4, 5.142%, 6/25/33	892,627
AAA	1,689	[6]	Ser. J5, 4.911%, 7/25/33	1,290,570
AAA	1,301	[6]	Ser. J8, 4.787%, 9/25/23	983,682
			Drexel Burnham Lambert, Inc.,
AAA	36	[6]	Ser. K, Class 1, 11.50%, 9/23/17	30,503
AAA	421	[6]	Ser. V, Class 1, 11.50%, 9/01/18	366,847

BlackRock Income Trust Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Principal Only Mortgage-Backed Securities—(cont’d)
			Federal Home Loan Mortgage Corp.,
	$ 285	[6]	Ser. 8, Class A10, 6.737%, 11/15/28	$ 207,174
	197	[6]	Ser. 1418, Class M, 7.50%, 11/15/22	182,333
	577	[6]	Ser. 1571, Class G, 7.50%, 8/15/23	522,584
	2,531	[6]	Ser. 1691, Class B, 7.50%, 3/15/24	2,077,922
	250	[6]	Ser. 1739, Class B, 7.50%, 2/15/24	223,925
			Federal National Mortgage Assoc.,
	365	[6]	Ser. 2, Class KB, 8.00%, 1/25/23	289,383
	49	[6]	Ser. 7, Class J, 10.00%, 2/25/21	39,639
	1,110	[6]	Ser. 13, Class PR, 6.50%, 3/25/32	840,565
	154	[6]	Ser. 51, Class E, 8.00%, 2/25/23	120,914
	31	[6]	Ser. 70, Class A, 7.00%, 5/25/23	27,462
	70	[6]	Ser. 167, Class D, 8.50%, 10/25/17	65,858
	56	[6]	Ser. 203, Class 1, 8.00%, 2/01/23	46,382
	36	[6]	Ser. 228, Class 1, 7.00%, 5/01/23	28,858
	2,191	[6]	Ser. 249, Class B, 7.50%, 11/25/23	1,850,451
	303	[6]	Ser. 273, Class 1, 7.00%, 7/01/26	237,529
	5,477	[6]	Ser. 328, Class 1, 6.00%, 11/01/32	4,088,998
	4,235	[6]	Ser. 338, Class 1, 5.50%, 6/01/33	3,057,086
	397	[6]	Ser. W4, 5.985%, 2/25/29	277,944
AAA	314	[6]	MASTR Asset Securitization Trust, Ser. 3, Class 4A15, 5.634%, 3/25/34	208,594
AAA	983	[6]	Residential Asset Securitization Trust, Ser. A15, Class 1A8, 5.713%, 2/25/36	563,659
AAA	19	[5,6]	Structured Mortgage Asset Residential Trust, Ser. 3C, Class CX, 7.031%, 4/25/24	16,873
AAA	1,064	[6]	Washington Mutual, Ser. 9, Class CP, 5.112%, 11/25/35	750,087

			Total Principal Only Mortgage-Backed Securities	23,936,572

			Collateralized Mortgage Obligation Residual Securities—0.0%
			Collateralized Mortgage Obligation Trust,
AAA	4		Ser. 40, Class R, 580.50%, 4/01/18	478
AAA	78		Ser. 42, Class R, 6000.00%, 10/01/14	8,520
			Federal Home Loan Mortgage Corp.,
	28		Ser. 19, Class R, 9427.368%, 3/15/20	2,143
	—		Ser. 75, Class R, 9.50%, 1/15/21	6
	—		Ser. 75, Class RS, 16.385%, 1/15/21	6
	—		Ser. 173, Class R, 9.00%, 11/15/21	27
	—		Ser. 173, Class RS, 9.131%, 11/15/21	28
NR	13		Painewebber CMO Trust, Ser. 88 M, Class 6, 13.80%, 9/01/18	—

			Total Collateralized Mortgage Obligation Residual Securities	11,208

			Collateralized Mortgage Obligation Securities—42.4%
AAA	7,527		CWALT, Inc., Ser. 28CB, Class 1A5, 5.50%, 8/25/35	7,483,900
			Federal Home Loan Mortgage Corp.,
	5,022	[2]	Ser. 11, Class A9, 2.392%, 1/25/28	3,829,431
	284		Ser. 19, Class F, 8.50%, 3/15/20	283,933
	937		Ser. 40, Class K, 6.50%, 8/17/24	954,671
	1	[2]	Ser. 192, Class U, 1009.033%, 2/15/22	11
	20		Ser. 1057, Class J, 1008.001%, 3/15/21	3,914
	3,000		Ser. 1598, Class J, 6.50%, 10/15/08	3,012,477
	592		Ser. 1961, Class H, 6.50%, 5/15/12	597,681
	8,550		Ser. 2218, Class Z, 8.50%, 3/15/30	9,357,169
	15,636		Ser. 2461, Class Z, 6.50%, 6/15/32	15,919,605
	10,200		Ser. 2542, Class UC, 6.00%, 12/15/22	10,215,093
	2,475		Ser. 2562, Class PG, 5.00%, 1/15/18	2,372,211
	928		Ser. 2564, Class NC, 5.00%, 2/15/33	819,226
	2,050		Ser. 2750, Class TC, 5.25%, 2/15/34	1,965,507
	12,023		Ser. 2758, Class KV, 5.50%, 5/15/23	11,598,070
	1,587		Ser. 2765, Class UA, 4.00%, 3/15/11	1,509,852
	3,429		Ser. 2806, Class VC, 6.00%, 12/15/19	3,444,326
	2,243		Ser. 2927, Class BZ, 5.50%, 2/15/35	2,039,606
			Federal National Mortgage Assoc.,
	1,314	[2]	Ser. 2, Class KP, 2.459%, 2/25/35	1,301,620
	699		Ser. 17, Class JA, 4.00%, 4/25/34	697,089
	6,673		Ser. 28, Class PB, 6.00%, 8/25/28	6,669,403
	2,536		Ser. 29, Class HC, 7.50%, 7/25/30	2,678,350

BlackRock Income Trust Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Collateralized Mortgage Obligation Securities—(cont’d)
	$ 2,169		Ser. 31, Class ZG, 7.50%, 5/25/34	$ 2,379,235
	8,018		Ser. 32, Class VT, 6.00%, 9/25/15	8,045,308
	85	[2]	Ser. 38, Class F, 8.325%, 4/25/21	88,699
	8,827		Ser. 38, Class Z, 5.00%, 5/25/36	8,672,486
	3,193		Ser. 68, Class PC, 5.50%, 7/25/35	3,161,951
	12,264		Ser. 135, Class PB, 6.00%, 1/25/34	12,219,501
	2,893		Freddie Mac Structured Pass, Ser. 2996, Class MK, 5.50%, 6/15/35	2,862,633
			Government National Mortgage Assoc.,
	1,325		Ser. 5, Class Z, 7.00%, 5/16/26	1,368,688
	2,429		Ser. 33, Class PB, 6.50%, 7/20/31	2,465,221
	4,872		Ser. 89. Class PE, 6.00%, 10/20/34	4,924,638
			GSR Mortgage Loan Trust,
AAA	4,889	[2]	Ser. 10, Class 2A1, 4.476%, 10/25/33	4,706,491
AAA	4,768	[2]	Ser. 13, Class 1A1, 4.502%, 10/25/33	4,599,567
AAA	2,010		MASTR Alternative Loan Trust, Ser. 7, Class 4A3, 8.00%, 11/25/18	2,113,498
AAA	8,568		MASTR Asset Securitization Trust, Ser. 12, Class 3A5, 5.25%, 10/25/14	8,310,125
AAA	7,027	[2]	Residential Asset Securitization Trust, Ser. A8, Class A2, 5.735%, 10/25/18	7,018,933
AAA	11,536		Residential Funding Securities Corp., Ser. RM2, Class AI5, 8.50%, 5/25/33	12,288,482
AAA	6,550	[2]	Structured Adjustable Rate Mortgage Loan Trust, Ser. 18, Class 7AX, 5.50%, 9/25/35	1,088,981
AAA	66	[2,4,7]	Summit Mortgage Trust, Ser. 1, Class B1, 6.218%, 12/28/12	65,922

			Total Collateralized Mortgage Obligation Securities	173,133,504

			U.S. Government and Agency Securities—23.9%
			Overseas Private Investment Corp.,
	306		4.09%, 5/29/12	273,873
	853	[2]	4.30%, 5/29/12	785,950
	638		4.64%, 5/29/12	595,591
	360		4.68%, 5/29/12	326,091
	2,724		4.87%, 5/29/12	2,567,759
	3,369	[2]	5.40%, 5/29/12	3,339,453
	13,000		Resolution Funding Corp., Ser. B, Zero Coupon, 4/15/30	3,816,012
			Small Business Administration,
	886		Ser. 20C-1, 7.15%, 3/01/17	916,455
	899		Ser. 20E-1, 7.60%, 5/01/16	934,342
	1,128		Ser. 20F-1, 7.55%, 6/01/16	1,172,878
	758		Ser. 20G-1, 7.70%, 7/01/16	790,459
	1,255		Ser. 20H-1, 7.25%, 8/01/16	1,296,878
	1,940		Ser. 20K-1, 6.95%, 11/01/16	1,997,168
			U.S. Treasury Notes,
	21,000	[8]	3.75%, 3/31/07	20,806,406
	19,400	[8]	4.00%, 8/31/07	19,172,656
	100,000	[8]	U.S. Treasury Strip, Zero Coupon, 11/15/24	38,829,200

			Total U.S. Government and Agency Securities	97,621,171

			Corporate Bond—0.8%
AA+	3,456	[5]	Structured Asset Receivable Trust, 1.649%, 1/21/10	3,455,660

			Total Long-Term Investments (cost $508,570,656)	477,363,603

			SHORT-TERM INVESTMENT—0.8%
			U.S. Government and Agency Discount Note—0.8%
	3,200	[9]	Federal Home Loan Bank Disc. Notes, 5.135%, 8/07/06 (cost $3,197,264)	3,197,264

	Notional
	Amount
	(000)

			OUTSTANDING OPTIONS PURCHASED—0.3%
			Interest Rate Swaps,
	5,700		Trust pays 3-month LIBOR, Trust receives 5.26%, expires 3/02/16	184,110
	5,700		Trust pays 3-month LIBOR, Trust receives 5.50%, expires 12/11/15	293,550
	5,700		Trust pays 5.26%, Trust receives 3-month LIBOR, expires 3/02/16	330,600
	5,700		Trust pays 5.50%, Trust receives 3-month LIBOR, expires 12/11/15	404,700

			Total Outstanding Options Purchased (cost $1,270,530)	1,212,960

			Total investments before borrowed bonds, investments sold short,
			TBA sale commitments and outstanding options written (cost $513,038,45010)	481,773,827

BlackRock Income Trust Inc. (BKT) (continued)

Prinicpal
Amount
(000)		Description	Value

		BORROWED BONDS—14.1%
		U.S. Treasury Bonds,
$13,577	[11]	4.90%, 8/02/06	$ 13,576,500
17,935	[11]	5.10%, 8/02/06	17,935,313
		U.S. Treasury Notes,
11,835	[11]	4.98%, 8/02/06	11,835,000
14,081	[11]	5.00%, 8/02/06	14,080,500

		Total Borrowed Bonds (cost $57,427,313)	57,427,313

		INVESTMENTS SOLD SHORT—(13.9)%
		U.S. Treasury Bonds,
(12,930)		5.375%, 2/15/31	(13,378,509)
(15,750)		6.25%, 8/15/23	(17,642,461)
		U.S. Treasury Notes,
(14,900)		4.00%, 2/15/15	(13,915,204)
(12,000)		4.125%, 8/15/10	(11,658,750)

		Total Investments Sold Short (proceeds $59,142,549)	(56,594,924)

		TBA SALE COMMITMENTS—(4.0)%
		Federal National Mortgage Assoc.,
(9,500)		TBA, 5.00%, 8/14/36	(8,989,375)
(7,500)		TBA, 5.50%, 8/14/36	(7,282,035)

		Total TBA Sale Commitments (proceeds $16,091,914)	(16,271,410)

Contracts/
Notional
Amount
(000)

		OUTSTANDING OPTIONS WRITTEN—(0.6)%
		Interest Rate Swaps,
(14,100)		Trust pays 3-month LIBOR, Trust receives 4.725%, expires 6/13/07	(915,372)
(5,700)		Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/08	(286,824)
(12,400)		Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10	(518,415)
(14,100)		Trust pays 4.725%, Trust receives 3-month LIBOR, expires 6/13/07	(49,773)
(5,700)		Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08	(94,876)
(12,400)		Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10	(481,833)
(70)		U.S. Treasury Notes Future, expiring 8/25/06	(15,313)

		Total Outstanding Options Written (premium received $2,908,212)	(2,362,406)

		Total investments net of borrowed bonds, investments sold short,
		TBA sale commitments and outstanding options written—113.6%	$463,972,400
		Liabilities in excess of other assets (including $45,448,000 in reverse repurchase agreements)—(13.6)%	(55,447,786)

		Net Assets—100%	$408,524,614

[1]	Using the highest of S&P’s, Moody’s or Fitch’s rating.
[2]	Variable rate security. Rate shown is interest rate as of July 31, 2006.
[3]	Security, or a portion thereof, pledged as collateral with a value of $9,860,050 on 1,284 short Eurodollar futures contracts expiring September 2006 to March 2009, 738 short U.S. Treasury Bond futures contracts expiring September 2006 and 428 short U.S. Treasury Note futures contracts expiring September 2006. The notional value of such contracts on July 31, 2006 was $428,818,888, with an unrealized gain of $998,211.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2006, the Trust held 0.2% of its net assets, with a current market value of $858,817, in securities restricted as to resale.
[5]	Illiquid security. As of July 31, 2006, the Trust held 0.9% of its net assets, with a current market value of $3,472,534 in these securities.
[6]	Rate shown is effective yield as of July 31, 2006 of the underlying collateral.
[7]	Security is fair valued.
[8]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
[9]	Rate shown is the yield to maturity as of the date of purchase.
[10]	Cost for Federal income tax purposes is $517,049,787. The net unrealized depreciation on a tax basis is $35,275,960, consisting of $7,270,776 gross unrealized appreciation and $42,546,736 gross unrealized depreciation.
[11]	The interest rate and maturity date shown represent the terms of the borrowed transaction, not the security borrowed.

KEY TO ABBREVIATIONS

TBA     —     To Be Announced

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Income Trust, Inc.

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006